Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

On November 15, 2023, we entered into a Financial Advisory Services Agreement with Thornhill Advisory Group, Inc. (f/k/a EverAsia Financial Group, Inc.), a financial consulting firm owned by Scott J. Silverman, who, in conjunction with the execution the CFO Agreement, was appointed as our Chief Financial Officer. Under the CFO Agreement, the Company is obligated to make monthly payments of $8,750, as follows:

Beginning from the execution date of the CFO Agreement and continuing until the Company raises $750,000 in equity or debt financing (the “Accrual Period”), the Company is obligated to make the monthly payments described in the following table:

Funds Raised	Paid Monthly	Accrued Monthly
$0 – $250,000	$3,750	$5,000
$250,000 – $750,000	$5,000	$3,750

Upon the Company’s raising of $750,000, the Company shall pay the accrued amount in cash. Thereafter, the Company shall pay the entire monthly payment without accrual. The agreement continues until terminated by either party with 60 days’ written notice. As of December 31, 2025 and 2024, the Company has accrued $98,058 and $56,375 in fees payable to Thornhill Advisory Group, Inc. The aggregate commitment under the agreement is $8,750 per month until termination.

On April 1, 2024, Jose Antonio Reyes. signed an Offer Letter for his employment as our Chief Operating Officer. In September 2024, Mr. Reyes was named as our Chief Executive Officer. In Pursuant to the terms of his employment, the Company is obliged to make monthly payments to Mr. Reyes of $8,750, as follows:

Beginning from the execution date of the Offer Letter and continuing until the Company raises $750,000 in equity or debt financing (the “Accrual Period”), the Company is obligated to make the monthly payments described in the following table:

Funds Raised	Paid Monthly	Accrued Monthly
$0 – $250,000	$3,750	$5,000
$250,000 – $750,000	$5,000	$3,750

Upon the Company’s raising of $750,000, the Company shall pay the accrued amount in cash. Thereafter, the Company shall pay the entire monthly payment without accrual. As of December 31, 2025 and 2024, the Company has accrued $161,250 and $56,250 in fees payable, respectively, to Mr. Reyes. The aggregate commitment under the agreement is $8,750 per month until termination. (See Note 9).

On April 1, 2024, Marvin S. Hausman., M.D. signed an Offer Letter for his employment as our Chief Science Officer. Additionally, Dr. Hausman served as our Chairman of the Board of Directors until he resigned in April 2025. Pursuant to the terms of his employment, the Company is obliged to make monthly payments to Dr. Hausman of $8,750, as follows:

Beginning from the execution date of the Offer Letter and continuing until the Company raises $750,000 in equity or debt financing (the “Accrual Period”), the Company is obligated to make the monthly payments described in the following table:

Funds Raised	Paid Monthly	Accrued Monthly
$0 – $250,000	$3,750	$5,000
$250,000 – $750,000	$5,000	$3,750

Upon the Company’s raising of $750,000, it shall pay the accrued amount in cash. Thereafter, the Company shall pay the entire monthly payment without accrual.

From September 5, 2023 until April 1, 2024, Marvin S. Hausman, M.D., served as our Chief Executive Officer. Under his employment agreement, we paid Dr. Hausman $5,000 per month. In addition, we were to pay Dr. Hausman an amount equal to 10% of gross sales revenues attributable to Dr. Hausman’s efforts, in perpetuity. The Agreement was terminated on April 1, 2024 when Dr. Hausman signed an offer for his employment as our Chief Science Officer.

As of December 31, 2025 and 2024, the Company has accrued $205,000 and $100,000 in fees payable, respectively, to Dr. Hausman. The aggregate commitment under the agreement is $8,750 per month until termination. (See Note 9).

In August 2024, the Company acquired patent pending (“Patent”) for an mRNA Neuro Panel and Serotonin Assay, which Patent was lodged by Nova on or about April 26, 2024, as U.S. Patent Application 18/705375, International Publication Number WO 2023/077245, captioned as “Diagnosing, Monitoring and Treating Neurological Disease with Psychoactive Tryptamine Derivatives and mRNA Measurements” (“IP” or “Patent”) from Nova Mentis Life Science Corp. in exchange for the issuance of 750,000 shares of common stock with a fair market value of $100,800, the forgiveness of $245,712 in consulting fees owed to Dr. Marvis S. Hausman, our Chief Science Officer and former Chairman of the Board of Directors. Additionally, the Company and Nova Mentis entered into a royalty agreement requiring payment of 5% of gross sales, payable 2.5% each to Dr. Marvin Hausman and to Nova Mentis, for a period of ten years beginning with the first commercial sale of the related product. The Company recognized the purchase of the patent as an R&D development and recorded R&D expense of $100,800 in 2024. As of December 31, 2025, the Company has not generated any sales under this arrangement and, accordingly, no royalty expense or liability has been recognized in the accompanying financial statements. Future royalty payments, if any, are contingent upon the Company generating sales and will be recognized as incurred.